11. PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Details
Land	$ 1,235,000	$ 1,235,000
Building	964,000	964,000
Building improvements	83,000	83,000
Machinery and equipment	658,000	658,000
Furniture and fixtures	39,000	39,000
Gross	2,979,000	2,979,000
Less: Accumulated depreciation	(737,000)	(676,000)
Total	$ 2,242,000	$ 2,303,000